DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Derivative Instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives Fair Value [Line Items]
Contract/ notional amount £m	£ 1,606,979	£ 1,353,360
Fair value assets £m	3,857	5,511
Fair value liabilities £m	5,891	4,643
Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount £m	1,242,565	1,107,089
Fair value assets £m	3,838	5,456
Fair value liabilities £m	5,385	4,328
Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount £m	364,414	246,271
Fair value assets £m	19	55
Fair value liabilities £m	506	315
Derivative notional/contract amount	10,529	17,954
Exchange rate contracts: | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount £m	114,145	167,443
Fair value assets £m	1,500	837
Fair value liabilities £m	1,976	751
Interest rate contracts: | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount £m	1,124,299	935,212
Fair value assets £m	2,221	4,544
Fair value liabilities £m	3,171	3,310
Credit derivatives | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount £m	4,058	4,390
Fair value assets £m	105	64
Fair value liabilities £m	97	101
Equity and other contracts | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount £m	63	44
Fair value assets £m	12	11
Fair value liabilities £m	141	166
Fair value hedges | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount £m	128,188	147,758
Fair value assets £m	9	48
Fair value liabilities £m	496	307
Derivative notional/contract amount	9,587	15,952
Cash flow hedges | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount £m	236,226	98,513
Fair value assets £m	10	7
Fair value liabilities £m	10	8
Derivative notional/contract amount	942	2,002
Cash flow hedges | Hedging | Exchange rate forward rate agreements
Derivatives Fair Value [Line Items]
Fair value assets £m	10	7
Fair value liabilities £m	10	8
Spot, forwards and futures | Exchange rate contracts: | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount £m	17,471	12,243
Fair value assets £m	244	144
Fair value liabilities £m	362	156
Currency swaps | Exchange rate contracts: | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount £m	96,614	155,190
Fair value assets £m	1,255	693
Fair value liabilities £m	1,613	595
Currency swaps | Fair value hedges | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount £m	35	34
Fair value assets £m	1	7
Fair value liabilities £m	0	0
Options purchased | Exchange rate contracts: | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount £m	30	5
Fair value assets £m	1	0
Fair value liabilities £m	0	0
Options purchased | Interest rate contracts: | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount £m	1,881	2,128
Fair value assets £m	57	19
Fair value liabilities £m	0	0
Options written | Exchange rate contracts: | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount £m	30	5
Fair value assets £m	0	0
Fair value liabilities £m	1	0
Options written | Interest rate contracts: | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount £m	1,750	1,229
Fair value assets £m	0	0
Fair value liabilities £m	59	10
Interest rate swaps | Interest rate contracts: | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount £m	1,120,668	931,834
Fair value assets £m	2,164	4,525
Fair value liabilities £m	3,112	3,300
Interest rate swaps | Fair value hedges | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount £m	128,153	147,724
Fair value assets £m	8	41
Fair value liabilities £m	496	307
Interest rate swaps | Cash flow hedges | Hedging
Derivatives Fair Value [Line Items]
Contract/ notional amount £m	235,916	97,942
Fair value assets £m	0	0
Fair value liabilities £m	0	0
Forward rate agreements | Interest rate contracts: | Trading and other
Derivatives Fair Value [Line Items]
Contract/ notional amount £m	0	21
Fair value assets £m	0	0
Fair value liabilities £m	0	0
Exchange rate forward rate agreements | Cash flow hedges | Hedging
Derivatives Fair Value [Line Items]
Derivative notional/contract amount	£ 310	£ 571